Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 012	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-1953130
Plan number	012
Total Investments	$ 1,914,699,122
Notes receivable from participants	16,741,763
Total Assets	1,931,440,885
Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	34,302,460
Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,812,617,198
Investment, Identifier [Axis]: CG EUPAC TRUST U4 | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	18,249,552
Investment, Identifier [Axis]: FIAM CORE PLUS CL N | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	37,675,019
Investment, Identifier [Axis]: FID FRDM BLD RET B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	7,200,231
Investment, Identifier [Axis]: FID FRDM BLND 2010 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,325,605
Investment, Identifier [Axis]: FID FRDM BLND 2015 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	21,367,161
Investment, Identifier [Axis]: FID FRDM BLND 2020 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	52,865,910
Investment, Identifier [Axis]: FID FRDM BLND 2025 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	123,954,835
Investment, Identifier [Axis]: FID FRDM BLND 2030 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	204,736,509
Investment, Identifier [Axis]: FID FRDM BLND 2035 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	228,638,639
Investment, Identifier [Axis]: FID FRDM BLND 2040 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	179,629,640
Investment, Identifier [Axis]: FID FRDM BLND 2045 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	160,586,094
Investment, Identifier [Axis]: FID FRDM BLND 2050 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	106,096,892
Investment, Identifier [Axis]: FID FRDM BLND 2055 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	81,950,503
Investment, Identifier [Axis]: FID FRDM BLND 2060 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	58,361,332
Investment, Identifier [Axis]: FID FRDM BLND 2065 B | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	8,343,677
Investment, Identifier [Axis]: Fidelity Government Money Market Fund - Premium | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	647,980
Investment, Identifier [Axis]: MIP II Class 3 (Stable Value Fund) | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	103,499,304
Investment, Identifier [Axis]: Newell Brands Inc. | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4,707,943
Investment, Identifier [Axis]: SS GACEQ EXUS IDX X | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	58,674,018
Investment, Identifier [Axis]: SS S&P 500 INDEX X | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	282,650,099
Investment, Identifier [Axis]: SS US BOND INDEX X | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	17,143,915
Investment, Identifier [Axis]: SS US EXT MARKET X | Common/Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	52,668,263
Investment, Identifier [Axis]: Self-directed Brokerage Accounts | Brokerage
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	63,071,521
Investment, Identifier [Axis]: T. Rowe Price Small-Cap Stock Fund I Class | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 33,654,480